Income tax expense - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended			58 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit before tax	$ 303,910	$ 424,963	$ 503,964
Tax calculated at a tax rate	51,665	72,244
Effects of different tax rates in other countries	(19,232)	(2,051)	10,711
Effects of concessionary tax rates (Global Trader Programme)	1,344	(2,233)
Tax exemption	(30,278)	(37,535)
Utilisation of tax losses			254
Previously unrecognised tax benefits		(4,000)
Foreign withholding tax	10,700	3,670
Income tax expense	$ 14,199	$ 30,095	$ 10,965
Applicable tax rate	17.00%	17.00%	0.00%
Certain jurisdictions that implemented Pillar Two rules | Minimum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	15.00%	15.00%
BW LPG Product Services Pte. Ltd.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense	$ 3,197	$ 21,727	$ 7,218
Concessionary tax rate				10.00%